Investments in associates (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [abstract]
Balances at the beginning of the year		$ 10,927		$ 14,450	$ 169,660
Translation differences		432		(44)	(39,999)
Share of loss in associates		(15,841)		(1,306)	(69,317)
Contributions		17,950	[1]	13	54,317
Disposals of associates		0		(2,186)	(40,275)
Decrease	[2]	(33)		0	(59,936)
Balances at the end of the year		$ 13,435		$ 10,927	$ 14,450

[1]	As of December 2017, CAAP made contributions in kind in Aeropuertos Andinos del Peru S.A. by the capitalization of credits (Note 28) keeping the same percentage of ownership.
[2]	In December 2015 the Group acquired an additional participation in these associates, and as a result, the Group obtained control of those companies (See Note 26).